Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2019
Financial Assets at Amortized Cost [Abstract]
Financial Assets at Amortized Cost
11.	Financial Assets at Amortized Cost

Financial assets at amortized cost as of December 31, 2018 and 2019 are as follows:

		2018
		Financial assets at amortized cost	Government grants	Allowance for doubtful accounts	Others	Book value
		In millions of won
Government bonds	￦	3,042	—	—	—	3,042
Others		11,000	—	—	—	11,000

	￦	14,042	—	—	—	14,042

Current	￦	11,956	—	—	—	11,956
Non-current		2,086	—	—	—	2,086

		2019
		Financial assets at amortized cost	Government grants	Allowance for doubtful accounts	Others	Book value
		In millions of won
Government bonds	￦	1,609	—	—	—	1,609
Others		12,000	—	—	—	12,000

	￦	13,609	—	—	—	13,609

Current	￦	12,302	—	—	—	12,302
Non-current		1,307	—	—	—	1,307